Trade payables	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
TRADE PAYABLES

NOTE 12 — TRADE PAYABLES

Trade payables consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Trade payables – Others	$571,773	$647,465
Employee related payables	369,389	228,689
	$941,162	$876,154